Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO($)(1)(2)	Compensation Actually Paid to PEO(1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs($)(4)	Average Compensation Actually Paid to Non-PEO NEOs(4) (5)	Value of Initial Fixed $100 Investment Based On TSR ($)(6)	Net (Loss) Income ($) (thousands)
2025	4,542,860	3,686,235	3,405,943	2,798,308	52.60	(116,230)
2024	3,751,698	3,205,535	2,823,679	2,455,074	79.41	(6,176)
2023	3,018,707	1,837,482	2,326,709	1,438,593	85.08	(39,111)

Named Executive Officers, Footnote	Our PEO was P. Austin Singleton during fiscal years 2023 through 2025.Our Non-PEO NEOs were Anthony Aisquith and Jack Ezzell during fiscal years 2023 through 2025.
PEO Total Compensation Amount	$ 4,542,860	$ 3,751,698	$ 3,018,707
PEO Actually Paid Compensation Amount	$ 3,686,235	3,205,535	1,837,482
Adjustment To PEO Compensation, Footnote	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year. Instead, this is a dollar amount derived from the starting point of the Summary Compensation Table total compensation under the methodology prescribed under the relevant SEC rules and as reflected in the adjustment table below. As our PEO does not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

PEO
	2025	2024	2023
Summary Compensation Table Total	$4,542,860	$3,751,698	$3,018,707
Add (Subtract):
Subtract amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,520,040)	(2,520,060)	(1,500,050)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	2,187,219	1,984,984	816,868
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	—
Change in fair value of equity awards granted in prior years that were unvested as of year-end	(532,399)	(86,421)	(472,709)
Change in fair value of equity awards granted in prior years that vested during the year	(44,114)	(25,649)	(126,321)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	52,709	100,983	100,987
Compensation Actually Paid	$3,686,235	$3,205,535	$1,837,482

Non-PEO NEO Average Total Compensation Amount	$ 3,405,943	2,823,679	2,326,709
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,798,308	2,455,074	1,438,593
Adjustment to Non-PEO NEO Compensation Footnote	This figure is the average of compensation actually paid for our NEOs other than our PEO in each year listed. Compensation actually paid does not mean that our NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below. As our Non-PEO NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

Non-PEO NEO Average
	2025	2024	2023
Summary Compensation Table Total	$3,405,943	$2,823,679	$2,326,709
Add (Subtract):
Subtract amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,770,020)	(1,770,048)	(1,135,773)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	1,536,258	1,394,228	612,677
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	—
Change in fair value of equity awards granted in prior years that were unvested as of year-end	(378,028)	(60,643)	(348,256)
Change in fair value of equity awards granted in prior years that vested during the year	(30,985)	(12,740)	(97,364)
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	35,140	80,598	80,600
Compensation Actually Paid	$2,798,308	$2,455,074	$1,438,593

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 52.60	79.41	85.08
Net Income (Loss)	$ (116,230,000)	(6,176,000)	(39,111,000)
PEO Name	P. Austin Singleton
Additional 402(v) Disclosure	Represents the total compensation paid to our PEO in each year listed, as shown in our Summary Compensation Table for such year listed.Pursuant to SEC rules, the comparison assumes $100 was invested on September 30, 2022. Historical stock price performance is not necessarily indicative of future stock price performance.
PEO | Equity Awards Grant Date Fair Value Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,520,040)	(2,520,060)	(1,500,050)
PEO | Fair Value of Unvested Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,187,219	1,984,984	816,868
PEO | Equity Awards Fair Value At Vesting Of Awards Granted And Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Change In Fair Value Of Outstanding and Unvested Awards Granted In Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(532,399)	(86,421)	(472,709)
PEO | Equity Awards Change In Fair Value Of Awards Granted In Prior Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,114)	(25,649)	(126,321)
PEO | Equity Awards Value Of Awards Granted In Prior Fiscal Year That Were Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,709	100,983	100,987
Non-PEO NEO | Equity Awards Grant Date Fair Value Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,770,020)	(1,770,048)	(1,135,773)
Non-PEO NEO | Fair Value of Unvested Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,536,258	1,394,228	612,677
Non-PEO NEO | Equity Awards Fair Value At Vesting Of Awards Granted And Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Change In Fair Value Of Outstanding and Unvested Awards Granted In Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(378,028)	(60,643)	(348,256)
Non-PEO NEO | Equity Awards Change In Fair Value Of Awards Granted In Prior Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,985)	(12,740)	(97,364)
Non-PEO NEO | Equity Awards Value Of Awards Granted In Prior Fiscal Year That Were Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,140	$ 80,598	$ 80,600